Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits [Line Items]
Beginning Balance	$ 16,515	$ 18,780	$ 33,222
Gross increases-tax positions in prior periods	40	10	413
Gross decreases-tax positions in prior periods		(2,379)
Gross increases - current period tax positions	2,112	1,324	1,476
Gross decreases - current period tax positions	0	0	0
Settlements	(871)	(963)	(15,444)
Foreign currency translation adjustments	(663)	(257)	(887)
Ending Balance	$ 17,133	$ 16,515	$ 18,780